Nature of Business	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

NOTE 1 - NATURE OF BUSINESS

The Company was incorporated under the laws of the state of Nevada on October 27, 2014, under the name IT Management, Inc. The Company has limited operations and is developing a business plan to provide information technology and computer consulting services to clients in the United States and Canada. From October 27, 2014 (inception) to September 14, 2015, its business activities were limited to organizational matters and developing its business plan and marketing its services. In September 2015, the Company entered into consulting agreements with two clients and began to realize revenues from its planned operations.